UNITED STATES
          SECURITIES AND EXCHANGE COMMISSION
                Washington, D.C.  20549
                       FORM 13F
                  FORM 13F COVER PAGE

Report for the Quarter Ended: June 30, 1999

Check here if Amendment [   ]; Amendment Number:_____
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     La Crosse Advisers, L.L.C.
Address:  311 Main Street
          La Crosse, Wisconsin  54602

Form 13F File No:   28-03977

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:          Steven J. Hulme
Title:         President
Phone:         (608) 782-1148
Signature, Place, and Date of Signing:



/s/ Steven J. Hulme           La Crosse, Wisconsin            8/11/99
-------------------------    -----------------------       ---------------
     (Signature)                 (City/State)                 (Date)

Report Type (Check only one.):

[X] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ]  13F Notice (Check here if no holdings
     reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]  13F Combination Report (Check here if a
     portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

                 Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0

Form 13F Information Table Entry Total:             47

Form 13F Information Table Value Total:   $116,055,364

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

                              FORM 13F INFORMATION TABLE

                         Title of              Fair Market      Shares/  SH/  Put/   Investmt   Other
Name of Issuer              Class     CUSIP      Value          PRN AMT  PRN  Call   Dscretn   Managers    Sole    Share   None

AT&T Corp.                  COM    001957109  1,758,109.50      31,500   SH           Sole               31,500
Allied Signal Inc.          COM    019512102  4,221,000.00      67,000   SH           Sole               67,000
Allstate Corp.              COM    020002101  3,623,375.00     101,000   SH           Sole              101,000
American Greetings Corp.
  Class A                   COM    026375105  1,205,000.00      40,000   SH           Sole               40,000
Autonation Inc.             COM    05329W102  2,422,568.00     136,000   SH           Sole              136,000
Autozone Inc.               COM    053332102  1,182,406.25      39,250   SH           Sole               39,250
Bank One Corp.              COM    06423A103  4,169,410.00      70,000   SH           Sole               70,000
BankBoston Corp.            COM    06605R106  3,732,125.00      73,000   SH           Sole               73,000
Burlington Northern
  Santa Fe Corp.            COM    12189T104  3,565,000.00     115,000   SH           Sole              115,000
CSX Corp.                   COM    126408103  2,178,000.00      48,000   SH           Sole               48,000
Case Corp.                  COM    14743R103  1,142,968.75      23,750   SH           Sole               23,750
Caterpillar Inc.            COM    149123101  3,720,000.00      62,000   SH           Sole               62,000
Chase Manhattan Corp.       COM    16161A108  4,043,875.00      46,750   SH           Sole               46,750
Cisco Systems Inc.          COM    17275R102  1,402,875.00      21,750   SH           Sole               21,750
Compaq Computer Corp.       COM    204493100  2,493,162.00     105,250   SH           Sole              105,250
Conseco Inc.                COM    208464107  3,561,245.00     117,000   SH           Sole              117,000
Dana Corp.                  COM    235811106  1,520,079.00      33,000   SH           Sole               33,000
Deere & Co.                 COM    244199105  2,312,092.00      59,000   SH           Sole               59,000
Delta Airlines Inc.         COM    247361108  2,650,750.00      46,000   SH           Sole               46,000
Diamond Offshore
  Drilling Inc.             COM    25271C102  1,000,218.75      35,250   SH           Sole               35,250
Eastman Kodak Co.           COM    277461109  1,897,000.00      28,000   SH           Sole               28,000
Federated Department
  Stores Inc.               COM    31410H101  2,276,334.00      43,000   SH           Sole               43,000
First Data Corp.            COM    319963104  3,670,350.00      75,000   SH           Sole               75,000
First Union Corp.           COM    337358105  2,921,750.00      62,000   SH           Sole               62,000
Ford Motor Co.              COM    345370100  1,156,979.00      20,500   SH           Sole               20,500
Gateway Inc.                COM    367626108  1,122,197.00      19,000   SH           Sole               19,000
Goodyear Tire & Rubber Co.  COM    382550101  2,234,894.00      38,000   SH           Sole               38,000
Healthsouth Corp.           COM    421924101  2,499,000.00     168,000   SH           Sole              168,000
Intel Corp.                 COM    458140100  3,927,000.00      66,000   SH           Sole               66,000


Johnson Controls Inc.       COM    478366107  1,334,275.25      19,250   SH           Sole               19,250
Kimberly Clark Corp.        COM    494368103  4,168,125.00      73,225   SH           Sole               73,225
Morgan Stanley Dean
  Witter Discover           COM    61744644B  5,516,093.75      53,750   SH           Sole               53,750
Newell Rubbermaid Inc.      COM    651229106  1,947,750.00      42,000   SH           Sole               42,000
Nucor Corp.                 COM    670346105  1,079,214.00      22,750   SH           Sole               22,750
Peco Energy Co.             COM    693304107  1,319,062.50      31,500   SH           Sole               31,500
Parker Hannifin Corp.       COM    701094104  1,738,500.00      38,000   SH           Sole               38,000
Sears Roebuck & Co.         COM    812387108  3,163,973.00      71,000   SH           Sole               71,000
Sun Microsystems Inc.       COM    866810104  1,997,375.00      29,000   SH           Sole               29,000
Tenet Healthcare Corp.      COM    88033G100  1,039,528.00      56,000   SH           Sole               56,000
Tenneco Inc.                COM    88037E101    907,250.00      38,000   SH           Sole               38,000
Travelers Property
  Casualty Corp. A          COM    893939108  3,247,375.00      83,000   SH           Sole               83,000
UAL Corp.                   COM    902549500  1,357,125.00      21,000   SH           Sole               21,000
United Healthcare Corp.     COM    910581107  2,458,031.25      39,250   SH           Sole               39,250
United Technologies Corp.   COM    913017109  3,500,000.00      50,000   SH           Sole               50,000
Washington Mutual Inc.      COM    939322103  3,307,359.00      93,000   SH           Sole               93,000
Hilfiger (Tommy) Corp.      COM    G8915Z102  1,849,562.00      25,250   SH           Sole               25,250
Transocean Offshore Inc.    COM    GS0076103  2,415,000.00      92,000   SH           Sole               92,000

GRAND TOTAL                                 116,055,364.00   2,667,875                                4,523,758
